Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments (Tables)	12 Months Ended
Mar. 31, 2017
Damai
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	100
Amortizable intangible assets (i)
Trade names, trademarks and domain names	684
Non-compete agreements	271
Developed technology and patents	267
Goodwill	2,693
Deferred tax assets	16
Deferred tax liabilities	(202)

Total	3,829

Amounts
(in millions of RMB)
Total purchase price comprised of:
- cash consideration	2,711
- fair value of previously held equity interests	1,118

Total	3,829

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding ten years and a weighted-average amortization period of 7.4 years.

AGTech
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	1,638
Amortizable intangible assets (ii)
Developed technology and patents	414
Trade names, trademarks and domain names	44
Non-compete agreements	38
Others	33
Goodwill	7,782
Deferred tax assets	4
Deferred tax liabilities	(86)
Noncontrolling interests (iii)	(8,255)

Total	1,612

(i)	Net assets include the cash consideration of RMB1,612 million.
(ii)	Acquired amortizable intangible assets have estimated amortization periods and a weighted-average amortization period of 3.0 years.
(iii)	Fair value of the noncontrolling interests is estimated based on the market price of the ordinary shares of AGTech as of the acquisition date.

SCMP and other media businesses
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	800
Amortizable intangible assets (i)
Trade names, trademarks and domain names	378
User base and customer relationships	166
Licenses and copyrights	5
Others	10
Goodwill	529
Deferred tax assets	1
Deferred tax liabilities	(109)

Total	1,780

(i)	Acquired amortizable intangible assets have estimated amortization periods and a weighted-average amortization period of 3.0 years.

Youku Tudou
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	5,836
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	4,047
User base and customer relationships	284
Developed technology and patents	143
Others	262
Goodwill	26,395
Deferred tax assets	73
Deferred tax liabilities	(1,167)
Noncontrolling interests (iii)	(773)

Total	35,100

Amounts
(in millions of RMB)
Total purchase price comprised of:
- cash consideration	28,724
- fair value of previously held equity interests	6,376

Total	35,100

(i)

Net assets acquired primarily include cash and cash equivalents and short-term interest-bearing deposits with total balance of RMB5,857 million and licensed copyrights of video content of RMB703 million as of the date of acquisition.

(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding 20 years and a weighted-average amortization period of 17.4 years.
(iii)	Fair value of the noncontrolling interests is estimated with reference to the purchase price of US$27.60 per ADS in the step acquisition.

Lazada
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	2,874
Amortizable intangible assets (i)
User base and customer relationships	2,014
Non-compete agreements	959
Trade names, trademarks and domain names	292
Developed technology and patents	79
Goodwill	5,216
Deferred tax assets	616
Deferred tax liabilities	(1,027)
Noncontrolling interests (ii)	(4,416)

Total	6,607

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.5 years.
(ii)

Fair value of the noncontrolling interests is estimated based on the purchase price per issued share of Lazada as of the acquisition date. The noncontrolling interests is classified as mezzanine equity due to certain put and call arrangements with other Lazada shareholders.

Alibaba Health
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	1,290
Amortizable intangible assets (i)
Developed technology and patents	70
Trade names, trademarks and domain names	35
User base and customer relationships	8
Goodwill	49,320
Deferred tax assets	19
Deferred tax liabilities	(19)

Total	50,723

The equity value comprised of:
- fair value of previously held equity interests	19,264
- fair value of noncontrolling interests	31,459

Total	50,723

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.6 years.

AutoNavi
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	2,236
Amortizable intangible assets (i)
Developed technology and patents	1,387
User base and customer relationships	255
Trade names, trademarks and domain names	249
Goodwill	4,380
Deferred tax assets	72
Deferred tax liabilities	(284)

Total	8,295

Amounts
(in millions of RMB)
Total purchase price comprised of:
- cash consideration	6,348
- fair value of previously held equity interests	1,947

Total	8,295

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding four years and a weighted-average amortization period of 3.0 years.

Alibaba Pictures
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	5,899
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	95
User base and customer relationships	4
Others	38
Goodwill	9,759
Deferred tax assets	13
Deferred tax liabilities	(17)
Noncontrolling interests (iii)	(10,836)

Total	4,955

(i)	Net assets include the cash consideration of RMB4,955 million.
(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.5 years.
(iii)	Fair value of the noncontrolling interests is estimated based on the market price of the ordinary shares of Alibaba Pictures as of the acquisition date.

UCWeb
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	1,159
Amortizable intangible assets (ii)
Non-compete agreements	1,823
Trade names, trademarks and domain names	591
Developed technology and patents	561
User base and customer relationships	106
Goodwill	10,376
Deferred tax liabilities	(21)

Total	14,595

Total purchase price comprised of:
- cash consideration	2,826
- share-based consideration	3,782
- fair value of previously held equity interests	7,987

Total	14,595

(i)	Net assets acquired included noncontrolling interests of RMB220 million that is classified as mezzanine equity.
(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding four years and a weighted-average amortization period of 3.4 years.

One Touch
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	105
Amortizable intangible assets (i)
Non-compete agreements	703
Trade names, trademarks and domain names	196
User base and customer relationships	25
Developed technology and patents	4
Goodwill	3,998
Deferred tax liabilities	(232)

Total	4,799

Total purchase price comprised of:
- cash consideration	790
- contingent cash consideration	1,094
- fair value of previously held equity interests	2,915

Total	4,799

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding five years and a weighted-average amortization period of 4.5 years.

Other acquisitions, summarized
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Net assets	266	350	(223)
Identifiable intangible assets	421	876	593
Deferred tax assets	5	—	—
Deferred tax liabilities	(95)	(198)	(36)

	597	1,028	334
Noncontrolling interests	(269)	(10)	(110)

Net identifiable assets acquired	328	1,018	224
Goodwill	1,806	1,403	793

Total purchase consideration	2,134	2,421	1,017
Fair value of previously held equity interests	(107)	—	(51)
Purchase consideration settled	(1,927)	(2,360)	(771)

Contingent/deferred consideration as of year end	100	61	195

Total purchase consideration comprised of:
- cash consideration	2,027	2,421	966
- fair value of previously held equity interests	107	—	51

Total	2,134	2,421	1,017